Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2010
Registrant Name	dei_EntityRegistrantName	NORTHERN INSTITUTIONAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000710124
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 16, 2011
Prospectus Date	rr_ProspectusDate	Apr. 01, 2011